Tradr 2X Long Innovation 100 Quarterly ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 48.9%
12,280	Invesco QQQ Trust Series 1	$7,543,727
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $7,187,883)	7,543,727

	TOTAL INVESTMENTS — 48.9%
	(Cost $7,187,883)	7,543,727

	Other Assets in Excess of Liabilities — 51.1%	7,879,112
	TOTAL NET ASSETS — 100.0%	$15,422,839

Tradr 2X Long Innovation 100 Quarterly ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Invesco QQQ Trust, Series 1	Receive	4.65% (OBFR01* + 100bps)	At Maturity	12/9/2026	$6,734,344	$-	$(74,333)
TD Cowen	Invesco QQQ Trust, Series 1	Receive	4.40% (OBFR01* + 75bps)	At Maturity	5/1/2026	5,278,693	-	1,469,335
Wells Fargo	Invesco QQQ Trust, Series 1	Receive	4.65% (OBFR01* + 100bps)	At Maturity	7/7/2026	8,975,869	-	718,300
TOTAL EQUITY SWAP CONTRACTS								$2,113,302

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.